Equity (Details 3) In Thousands, except Share data, unless otherwise specified	9 Months Ended				1 Months Ended		0 Months Ended	1 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 AUD	Dec. 31, 2011	Dec. 31, 2010	Feb. 29, 2012 Warrant with four year term	Feb. 08, 2012 Warrant with four year term AUD	Sep. 07, 2012 Warrant with five year term USD ($)	Feb. 29, 2012 Warrant with five year term	Feb. 08, 2012 Warrant with five year term AUD
Warrants
Warrants outstanding (in shares)	1,664,599	1,664,599	1,496,032	1,223,787
Warrants issued (in shares)	1,050	1,050				77,063	100,000		8,553
Exercise price of warrants (in dollars per share)		6.40				11.20	$ 7.00		8.00
Term of warrants					4 years		5 years	5 years
Total proceeds		7
Expense for warrants issued in conjunction with service agreement	160						160
Total fair value of warrants issued							$ 519